[LOGO OF EATON VANCE
 MUTUAL FUNDS APPEARS HERE]                         [PHOTO APPEARS HERE]



        Semiannual Report June 30, 1998


                            EATON VANCE
[PHOTO APPEARS HERE]
                             BALANCED

                               FUND




                    Global Management--Global Distribution

[PHOTO APPEARS HERE]

Eaton Vance Balanced Fund as of June 30, 1998

INVESTMENT UPDATE

[PHOTO OF THOMAS E. FAUST JR.
    APPEARS HERE]

Thomas E. Faust Jr.
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
  The Economy

 . In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including sound growth, historically low unemployment, and tame inflation.

 . Gross Domestic Product increased by a stronger-than-expected 5.4% in the first quarter, but slowed to a 1.4% rate in the second quarter. Meanwhile, the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. The Consumer Price Index rose just 1.6% in the twelve months ended June, 1998.

 . Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, lower prices for Asian imports have led to lower prices for imported manufactured goods overall, contributing to already-low inflation.

  The Stock Market

 . The U.S. stock market surged to record levels in the first six months of the year, with the S&P 500 Index registering a total return of 17.7%.* The Index's strength reflected the favorable economic backdrop, a good earnings outlook, and a continuing flight to quality by global investors.

 . The market was characterized by increasing volatility during the period. In the six weeks from early May through mid-June, the market underwent a 6% correction as high valuations and fears of lackluster second-quarter earnings sent the market lower. Investor confidence was restored by month-end, however, with blue chips again providing market leadership.

 . The low inflation outlook led to declining interest rates and positive returns for the bond market. The yield on the 30-year Treasury bond fell from 5.92% at December 31, 1997, to 5.63% at June 30, 1998. The Lehman Government/Corporate Bond Index had a total return of 4.2% during the period.*

The Fund
--------------------------------------------------------------------------------
  The Past Six Months

 . During the six months ended June 30, 1998, the Fund's Class A shares had a total return of 10.5%. This return resulted from an increase in net asset value (NAV) to $9.51 per share on June 30, 1998 from $8.70 on December 31, 1997, and the reinvestment of $0.10 in dividends and $0.0035 in capital gain distributions./1/

 . The Fund's Class B shares had a total return of 10.1% during the period, the result of an increase in NAV to $14.95 per share from $13.68 per share, and the reinvestment of $0.10 in dividends and $0.0035 in capital gain distributions./1/

 . The Fund's Class C shares had a total return of 10.1% during the period, the result of an increase in NAV to $14.47 per share from $13.24 per share, and the reinvestment of $0.10 in dividends and $0.0035 in capital gain distributions./1/

 . By comparison, the average total return for mutual funds in the Lipper
  Balanced Funds Category was 9.0% during this period./2/

  Portfolio Strategy

 . The Portfolio maintained a strong exposure to equities - 66% of the Portfolio's net assets at June 30. Insurance and drug stocks represented the Portfolio's largest weightings. Warner-Lambert Co., the Portfolio's largest holding, rose 67.8% during the period. The company's Lipitor drug has recorded rapid sales growth due to higher efficacy rates than its competitors in the cholesterol-lowering field. In the insurance sector, General Re Corp. was up 19.6%. The leader in re-insurance agreed to be acquired by Berkshire Hathaway, Inc.

 . Another major holding, Home Depot, was up 41.1% in the first half as a beneficiary of lower interest rates and a surge in home remodellings. CVS Corp., up 21.6%, is a fast-growing pharmacy chain operating more than 4,000 stores in 25 states. The company has enjoyed rapid same store sales in the past year, as well as the benefits of an aggressive acquisition strategy.

 . Amid declining interest rates, the Portfolio's fixed-income segment performed well. Corporate put bonds provided a wide exposure to the U.S. economy, including financial, industrial and consumer goods companies.
--------------------------------------------------------------------------------
Fund Information
as of June 30, 1998


Performance/2/                                       Class A  Class B  Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               19.2%    18.1%   17.7%
Five Years                                             15.6      N.A.    N.A.
Ten Years                                              13.3      N.A.    N.A.
Life of Fund+                                          10.3     14.2    13.6

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                               12.4%    13.1%   16.7%
Five Years                                             14.2      N.A.    N.A.
Ten Years                                              12.7      N.A.    N.A.
Life of Fund+                                          10.2     14.0    13.6


+Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C:11/2/93


Ten Largest Equity Holdings/3/
--------------------------------------------------------------------------------

By total net assets

Warner-Lambert Co.           2.6%
Sofamor-Danek Group, Inc.    2.4
Home Depot, Inc. (The)       2.3
General Re Corp.             2.1
CVS Corp.                    2.1
Unilever ADR                 2.0
Mutual Risk Management Ltd.  1.9
Norwest Corp.                1.9
SunAmerica, Inc.             1.8
Allstate Corp., (The)        1.5

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

/1/This return does not include the maximum 5.75% sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. /2/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.
SEC 1 - Year return for Class C reflects 1% CDSC. /3/ As of 6/30/98; may not be representative of the Portfolio's current or future investments. The ten largest holdings accounted for 20.6% of the Portfolio's investments. *It is not possible to invest directly in an Index or Lipper Category.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Balanced Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Balanced Portfolio, at value
    (identified cost, $265,043,448)                                $359,292,977
Receivable for Fund shares sold                                         255,641
Deferred organization expenses                                            8,276
--------------------------------------------------------------------------------
Total assets                                                       $359,556,894
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $    570,679
Payable to affiliate for Trustees' fees                                   1,900
Other accrued expenses                                                  203,408
--------------------------------------------------------------------------------
Total liabilities                                                  $    775,987
--------------------------------------------------------------------------------
Net Assets                                                         $358,780,907
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $233,980,909
Accumulated undistributed net realized gain from Portfolio
    (computed on the basis of identified cost)                       29,774,117
Accumulated undistributed net investment income                         776,352
Net unrealized appreciation from Portfolio (computed on the
    basis of identified cost)                                        94,249,529
--------------------------------------------------------------------------------
Total                                                              $358,780,907
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                         $281,270,579
Shares Outstanding                                                   29,564,427
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)       $       9.51
Maximum Offering Price Per Share
    (100 / 94.25 of $9.51)                                         $      10.09
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                         $ 69,025,929
Shares Outstanding                                                    4,616,607
Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)       $      14.95
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                         $  8,484,399
Shares Outstanding                                                      586,431
Net Asset Value, Offering Price and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)       $      14.47
-------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends allocated from Portfolio (net of
    foreign taxes, $39,230)                                        $  2,512,480
Interest allocated from Portfolio                                     3,557,199
Expenses allocated from Portfolio                                    (1,191,316)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $  4,878,363
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Trustees fees and expenses                                         $      2,368
Distribution and service fees
        Class A                                                         152,201
        Class B                                                         310,819
        Class C                                                          38,430
Transfer and dividend disbursing agent fees                             239,476
Printing and postage                                                     37,060
Registration fees                                                        24,748
Custodian fee                                                            18,887
Legal and accounting services                                             8,914
Amortization of organization expenses                                     7,964
Miscellaneous                                                            10,545
--------------------------------------------------------------------------------
Total expenses                                                     $    851,412
--------------------------------------------------------------------------------


Net investment income                                              $  4,026,951
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ 29,860,207
--------------------------------------------------------------------------------
Net realized gain                                                  $ 29,860,207
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                    $    316,121
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $    316,121
--------------------------------------------------------------------------------

Net realized and unrealized gain                                   $ 30,176,328
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 34,203,279
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Balanced Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                          Six Months Ended
Increase (Decrease)                       June 30, 1998       Year Ended
in Net Assets                             (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                     $  4,026,951         $  6,043,945
    Net realized gain                           29,860,207           20,676,352
    Net change in unrealized
        appreciation (depreciation)                316,121           23,123,556
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                           $ 34,203,279         $ 49,843,853
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
        Class A                               $ (2,976,268)        $ (5,802,058)
        Class B                                   (448,104)                  --
        Class C                                    (57,979)                  --
    From net realized gain
        Class A                                   (108,126)         (25,427,692)
        Class B                                     (16,47)                  --
        Class C                                     (1,924)                  --
--------------------------------------------------------------------------------
Total distributions to shareholders           $ (3,608,448)        $(31,229,750)
--------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest --
    Proceeds from sale of shares
        Class A                               $  4,266,627         $  8,832,967
        Class B                                  8,825,210                   --
        Class C                                  2,013,230                   --
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared
        Class A                                  1,727,391           22,842,764
        Class B                                    403,526                   --
        Class C                                     57,603                   --
    Cost of shares redeemed
        Class A                                (12,767,591)         (26,777,414)
        Class B                                 (5,312,795)                  --
        Class C                                 (1,566,441)                  --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from Fund share transactions              $ (2,353,240)        $  4,898,317
--------------------------------------------------------------------------------
Contribution from EV Marathon and
    Classic Investors Fund                    $ 66,809,498         $         --
--------------------------------------------------------------------------------

Net increase in net assets                    $ 95,051,089         $ 23,512,420
--------------------------------------------------------------------------------

                                          Six Months Ended
                                          June 30, 1998       Year Ended
Net Assets                                (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
At beginning of period                        $263,729,818         $240,217,398
--------------------------------------------------------------------------------
At end of period                              $358,780,907         $263,729,818
--------------------------------------------------------------------------------


Accumulated undistributed net
investment income included in net
assets
--------------------------------------------------------------------------------
At end of period                              $    776,352         $    205,985
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Balanced Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                              Six Months Ended           Year Ended December 31,         Year Ended January 31,
                                              June 30, 1998           -----------------------------  -----------------------------
                                              (Unaudited)                1997      1996     1995*      1995       1994      1993
                                       -----------------------------  -----------------------------  -----------------------------
                                        Class A   Class B   Class C    Class A   Class A   Class A    Class A    Class A   Class A
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
    period                             $  8.700  $ 13.680  $ 13.240   $  8.090  $  8.150  $  6.840   $  7.600   $  7.390  $  7.500
-----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $  0.115  $  0.118  $  0.112   $  0.208  $  0.254  $  0.254   $  0.283   $  0.217  $  0.342
Net realized and unrealized gain
    (loss)                                0.799     1.256     1.222      1.492     0.821     1.641     (0.623)     0.833     0.318
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations    $  0.914  $  1.374  $  1.334   $  1.700  $  1.075  $  1.895   $ (0.340)  $  1.050  $  0.660
-----------------------------------------------------------------------------------------------------------------------------------


Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $ (0.100) $ (0.100) $ (0.100)  $ (0.200) $ (0.254) $ (0.248)  $ (0.275)  $ (0.307) $ (0.360)
In excess of net investment income           --        --        --         --    (0.001)       --         --     (0.008)       --
From net realized gain                   (0.004)   (0.004)   (0.004)    (0.890)   (0.880)   (0.337)    (0.145)    (0.525)   (0.410)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                    $ (0.104) $ (0.104) $ (0.104)  $ (1.090) $ (1.135) $ (0.585)  $ (0.420)  $ (0.840) $ (0.770)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period       $  9.510  $ 14.950  $ 14.470   $  8.700  $  8.090  $  8.150   $  6.840   $  7.600  $  7.390
-----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                         10.53%    10.05%    10.09%     21.60%    13.61%    28.36%     (4.45)%    15.13%     9.30%
-----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
    omitted)                           $281,271  $ 69,026  $  8,484   $263,730  $240,217  $236,870   $200,419   $227,402  $212,545
Ratios (As a percentage of average
    daily net assets):
    Expenses/(2)/                          1.00%+    1.85%+    1.85%+     0.97%     0.93%     0.95%+     0.91%      0.90%     0.89%
    Net investment income                  2.49%+    1.64%+    1.64%+     2.35%     3.03%     3.60%+     4.05%      4.07%     4.62%
Portfolio turnover/(3)/                      --        --        --         --        --        --         --         44%       32%
-----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven month period ended December 31, 1995.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Balanced Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Balanced Fund (the Fund) (formerly the Eaton Vance Investors
   Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Balanced Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuations of securities by the Portfolio are discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes and dividend income was recorded on the ex-dividend date.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   F Other -- Investment transactions are accounted for on a trade-date basis.

   G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute

Eaton Vance Balanced Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended
                                           June 30, 1998      Year Ended
   Class A                                 (Unaudited)        December 31, 1997
   -----------------------------------------------------------------------------
   Sales                                            456,599           1,006,180

   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 185,329           2,664,443

   Redemptions                                   (1,384,520)         (3,051,117)
   -----------------------------------------------------------------------------

   Net increase (decrease)                         (742,592)            619,506
   -----------------------------------------------------------------------------

                                                               Six Months Ended
                                                               June 30, 1998
   Class B                                                     (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                600,807

   Issued to shareholders electing to
     receive payment of distributions
     in Fund shares                                                      27,470

   Redemptions                                                         (361,543)

   Issued to EV Marathon Investors Fund shareholders                  4,349,873
   -----------------------------------------------------------------------------

   Net increase                                                       4,616,607
   -----------------------------------------------------------------------------

                                                               Six Months Ended
                                                               June 30, 1998
   Class C                                                     (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                140,723

   Issued to shareholders electing to
     receive payment of distributions
     in Fund shares                                                       4,057

   Redemptions                                                         (110,355)

   Issued to EV Classic Investors Fund shareholders                     552,006
   -----------------------------------------------------------------------------

   Net increase                                                         586,431
   -----------------------------------------------------------------------------


4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $11,396 from the Eaton Vance Balanced Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1998.

   Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan, the Plans). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) distribution fees

Eaton Vance Balanced Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $243,465 and $30,017 for Class B and Class C shares, respectively, to EVD for the six months ended June 30, 1998, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $1,580,000 and $1,082,000 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1998 amounted to $152,201, $67,354, and $8,413 for Class A, Class B, and Class C shares, respectively.


6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $56,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998, aggregated $16,165,337 and $21,634,273 respectively.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On January 1, 1998, EV Traditional Investors Fund received the net assets of the EV Marathon Investors Fund and EV Classic Investors Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Investors Fund, at the closing, issued 4,349,873 Class B shares and 552,006 Class C shares of the Fund having an aggregate value of $59,501,704 and $7,307,794, respectively. As a result the Fund issued one Class B share and one Class C share for each share of EV Marathon Investors Fund and EV Classic Investors Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Investors Fund's and EV Classic Investors Fund's net assets at the date of the transaction were $59,501,704 and $7,307,794, respectively, including $11,654,296 and $1,851,259 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Investors Fund (formerly "EV Traditional Investors Fund") were $330,539,316 with a net asset value of $8.70, $13.68 and $13.24 for Class A, Class B and Class C, respectively.

Eaton Vance Balanced Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


9  Name Change
   -----------------------------------------------------------------------------
   Effective January 1, 1998, EV Traditional Investors Fund changed its name to Eaton Vance Investors Fund. Effective May 1, 1998, Eaton Vance Investors Fund changed its name to Eaton Vance Balanced Fund.

Balanced Portfolio as of June 30, 1998
PORTFOLIO OF INVESTMENTS (Unaudited)




Common Stocks -- 66.0%

Security                                Shares              Value
-------------------------------------------------------------------------

Aerospace and Defense -- 0.9%
-------------------------------------------------------------------------
General Motors Corp., Class H*            60,000            $  2,827,500
Raytheon Co., Class A                      3,826                 220,473
-------------------------------------------------------------------------
                                                            $  3,047,973
-------------------------------------------------------------------------

Auto and Parts -- 2.5%
-------------------------------------------------------------------------
General Motors Corp.                      60,000            $  4,008,750
Magna International, Inc., Class A        75,000               5,146,875
-------------------------------------------------------------------------
                                                            $  9,155,625
-------------------------------------------------------------------------

Banks - Regional -- 1.9%
-------------------------------------------------------------------------
Norwest Corp.                            180,000            $  6,727,500
-------------------------------------------------------------------------
                                                            $  6,727,500
-------------------------------------------------------------------------

Banks and Money Services -- 0.6%
-------------------------------------------------------------------------
Banco Latinoamericano de
Exportaciones                             75,000            $  2,306,250
-------------------------------------------------------------------------
                                                            $  2,306,250
-------------------------------------------------------------------------

Beverages -- 0.9%
-------------------------------------------------------------------------
PepsiCo, Inc.                             80,000            $  3,295,000
-------------------------------------------------------------------------
                                                            $  3,295,000
-------------------------------------------------------------------------

Chemicals -- 2.1%
-------------------------------------------------------------------------
Monsanto Co.                              65,000            $  3,631,875
Praxair, Inc.                             80,000               3,745,000
-------------------------------------------------------------------------
                                                            $  7,376,875
-------------------------------------------------------------------------

Computers and Business Equipment -- 1.0%
-------------------------------------------------------------------------
Hewlett-Packard Co.                       60,000            $  3,592,500
-------------------------------------------------------------------------
                                                            $  3,592,500
-------------------------------------------------------------------------

Drugs -- 8.5%
-------------------------------------------------------------------------
Elan Corp., PLC ADR*                      75,000            $  4,823,438
Lilly (Eli) & Co.                         70,000               4,624,375
Pfizer, Inc.                              37,800               4,108,388
Sepracor, Inc.*                           80,000               3,320,000
SmithKline Beecham PLC ADR                70,000               4,235,000
-------------------------------------------------------------------------
Warner-Lambert Co.                       135,000               9,365,624
-------------------------------------------------------------------------
                                                            $ 30,476,825
-------------------------------------------------------------------------

Electric Utilities -- 1.1%
-------------------------------------------------------------------------
The Southern Co.                         140,000            $  3,876,250
-------------------------------------------------------------------------
                                                            $  3,876,250
-------------------------------------------------------------------------

Electronics - Semiconductors -- 2.2%
-------------------------------------------------------------------------
Intel Corp.                               70,000            $  5,188,750
LSI Logic, Inc.*                         120,000               2,767,500
-------------------------------------------------------------------------
                                                            $  7,956,250
-------------------------------------------------------------------------

Environmental Services -- 1.2%
-------------------------------------------------------------------------
U.S.A. Waste Services, Inc.*              90,000            $  4,443,750
-------------------------------------------------------------------------
                                                            $  4,443,750
-------------------------------------------------------------------------

Financial - Miscellaneous -- 3.4%
-------------------------------------------------------------------------
Federal National Mortgage
Association                               75,000            $  4,556,250
MBNA Corp.                               120,000               3,960,000
MGIC Investment Corp.                     65,000               3,709,063
-------------------------------------------------------------------------
                                                            $ 12,225,313
-------------------------------------------------------------------------

Foods -- 3.0%
-------------------------------------------------------------------------
Tyson Foods, Inc.                        164,700            $  3,571,931
Unilever ADR                              92,000               7,262,250
-------------------------------------------------------------------------
                                                            $ 10,834,181
-------------------------------------------------------------------------

Insurance -- 7.3%
-------------------------------------------------------------------------
Allstate Corp. (The)                      60,000            $  5,493,750
General RE Corp.                          30,000               7,605,000
Mutual Risk Management Ltd.              186,600               6,799,238
SunAmerica, Inc.                         110,000               6,318,125
-------------------------------------------------------------------------
                                                            $ 26,216,113
-------------------------------------------------------------------------

Machinery -- 1.1%
-------------------------------------------------------------------------
Deere and Co.                             75,000            $  3,965,625
-------------------------------------------------------------------------
                                                            $  3,965,625
-------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of June 30, 1998
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                              Shares                Value
-------------------------------------------------------------------------

Medical Products -- 4.7%
-------------------------------------------------------------------------
Baxter International, Inc.                55,000            $  2,959,688
Boston Scientific Corp.*                  75,000               5,371,875
Sofamor Danek Group, Inc.*               100,300               8,682,218
-------------------------------------------------------------------------
                                                            $ 17,013,781
-------------------------------------------------------------------------

Metals and Minerals -- 2.1%
-------------------------------------------------------------------------
J & L Specialty Steel, Inc.              200,000            $  1,187,500
Potash Corp. of Saskatchewan**            55,000               4,155,938
Steel Dynamics Corp.*                    150,000               2,081,250
-------------------------------------------------------------------------
                                                            $  7,424,688
-------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.8%
-------------------------------------------------------------------------
Rowan Companies, Inc.*                   140,000            $  2,721,250
-------------------------------------------------------------------------
                                                            $  2,721,250
-------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.0%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                  60,000            $  4,031,250
Triton Energy Ltd.*                       90,000               3,211,875
-------------------------------------------------------------------------
                                                            $  7,243,125
-------------------------------------------------------------------------

Oil and Gas - Integrated -- 2.2%
-------------------------------------------------------------------------
Exxon Corp.                               67,280            $  4,797,905
Mobil Corp.                               40,000               3,065,000
-------------------------------------------------------------------------
                                                            $  7,862,905
-------------------------------------------------------------------------

Paper and Forest Products -- 0.8%
-------------------------------------------------------------------------
Plum Creek Timber Co., L.P.               90,000            $  2,705,625
-------------------------------------------------------------------------
                                                            $  2,705,625
-------------------------------------------------------------------------

Publishing -- 2.6%
-------------------------------------------------------------------------
Central Newspapers, Inc., Class A         70,000            $  4,882,500
McGraw-Hill Companies, Inc. (The)         56,500               4,608,281
-------------------------------------------------------------------------
                                                            $  9,490,781
-------------------------------------------------------------------------

REITS -- 3.3%
-------------------------------------------------------------------------
Equity Office Properties Trust           110,000            $  3,121,250
Equity Residential Properties Trust      101,400               4,810,163
Security Capital Group                     6,982                   2,400
Security Capital Industrial Trust        150,000               3,750,000
-------------------------------------------------------------------------
                                                            $ 11,683,813
-------------------------------------------------------------------------

Retail - Food and Drug -- 3.4%
-------------------------------------------------------------------------
CVS Corp.                                190,000            $  7,398,125
Safeway, Inc.*                           120,000               4,882,500
-------------------------------------------------------------------------
                                                            $ 12,280,625
-------------------------------------------------------------------------

Retail - Specialty and Apparel -- 4.0%
-------------------------------------------------------------------------
Fastenal Co.                              52,500            $  2,437,969
Home Depot, Inc. (The)                   100,000               8,306,249
Republic Industries, Inc.*               150,000               3,750,000
-------------------------------------------------------------------------
                                                            $ 14,494,218
-------------------------------------------------------------------------

Specialty Chemicals and Materials -- 1.4%
-------------------------------------------------------------------------
Corning, Inc.                             80,000            $  2,780,000
Millipore Corp.                           80,000               2,180,000
-------------------------------------------------------------------------
                                                            $  4,960,000
-------------------------------------------------------------------------

Telephone Utilities -- 1.0%
-------------------------------------------------------------------------
Ameritech Corp.                           80,896            $  3,630,208
-------------------------------------------------------------------------
                                                            $  3,630,208
-------------------------------------------------------------------------

Total Common Stocks
    (identified cost $146,306,236)                          $237,007,049
-------------------------------------------------------------------------


Convertible Preferred Stock -- 0.7%


Security                                 Shares             Value
-------------------------------------------------------------------------

Metals - Gold -- 0.7%
-------------------------------------------------------------------------
Freeport McMoRan Copper & Gold,
5% Series CV                             125,000            $  2,437,500
-------------------------------------------------------------------------
                                                            $  2,437,500
-------------------------------------------------------------------------

Total Convertible Preferred Stock
    (identified cost $2,872,500)                            $  2,437,500
-------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of June 30, 1998
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Corporate Bonds -- 18.7%


                                        Principal
                                        Amount
Security                                (000's Omitted)     Value
-------------------------------------------------------------------------
Air Products and Chemicals, Inc.,
7.34%, 6/15/26                          $    720            $    796,010
Associates Corp., N.A., 5.96%,
5/15/37                                    4,000               4,162,400
Bell Telephone Co., 8.35%, 12/15/30        3,000               3,795,030
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                            2,850               3,582,650
Commercial Credit Corp., 7.875%,
2/1/25                                     2,000               2,345,640
Commercial Credit Corp., 6.625%,
6/1/15                                     1,350               1,416,731
Connecticut Light and Power Co.,
7.875%, 10/1/24                            3,775               4,523,469
General Motors Corp., 9.45%, 11/1/11       3,000               3,801,720
Grand Metropolitan Investments
Corp., 7.45%, 4/15/35                      3,090               3,501,372
Intermediate American Development
Bank, 8.40%, 9/1/09                        3,690               4,426,967
Intermediate American Development
Bank, 6.95%, 8/1/26                          220                 248,919
J.C. Penney, Inc., 7.40%, 4/1/37           2,075               2,322,195
Johnson Controls, Inc., 7.70%,             1,360               1,562,150
3/1/15
Lowe's Cos., Inc., 7.11%, 5/15/37          5,000               5,405,700
Mead Corp. (The), 6.84%, 3/1/37            2,000               2,106,500
Proctor and Gamble Co., 8.00%,
9/1/24                                     3,000               3,678,840
Seagram (Joseph) & Sons, Inc.,
9.65%, 8/15/18                             1,030               1,362,875
State Street Bank, 7.35%, 6/15/26          2,450               2,720,799
Tennessee Valley Power Authority,
6.235%, 7/15/45                              700                 727,090
Tennessee Valley Power Authority,
5.88%, 4/1/36                              3,350               3,496,429
Times Mirror Co., 6.61%, 9/15/27           3,250               3,415,328
Tribune Co., 6.25%, 11/10/26               1,000               1,027,690
TRW, Inc., MTN, 9.35%, 6/4/20                900               1,197,135
Willamette Industries, 7.35%, 7/1/26       1,200               1,325,664
Xerox Corp., 5.90%, 5/5/37                 3,000               3,105,630
Xerox Corp., 5.875%, 6/15/37               1,000               1,037,830
-------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $62,917,215)                           $ 67,092,763
-------------------------------------------------------------------------

U.S. Treasury Obligations -- 14.0%

                                        Principal
                                        Amount
Security                                (000's Omitted)     Value
-------------------------------------------------------------------------
FHLMC, PAC, CMO, Series 1206-GA,
7.00%, 3/15/18                          $  1,740            $  1,736,918
FHLMC, PAC, CMO, Series 1258-D,
8.00%, 9/15/05                             2,131               2,134,999
FHLMC, PAC, CMO, Series 34-C,
9.00%, 11/15/19                              203                 206,194
FHLMC, PAC, CMO, Series 41-F,
10.00%, 5/15/20                            1,470               1,596,716
FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                             1,279               1,332,672
U.S. Treasury Note, 5.75%, 11/30/02       10,000              10,084,299
U.S. Treasury Note, 7.125%, 9/30/99       10,000              10,192,099
U.S. Treasury Note, 6.125%, 9/30/00        4,000               4,049,960
U.S. Treasury Note, 8.50%, 2/15/00        15,000              15,684,299
U.S. Treasury Note, 6.125%, 8/31/98        3,500               3,505,180
-------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $50,715,018)                           $ 50,523,336
-------------------------------------------------------------------------

Commercial Paper -- 1.6%

                                         Principal
                                         Amount
Security                                 (000's Omitted)    Value
-------------------------------------------------------------------------
General Electric Capital Corp.,           $5,712            $  5,712,000
6.10%, 7/1/98
-------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $5,712,000)                             $  5,712,000
-------------------------------------------------------------------------

Total Investments -- 101.0%
    (identified cost $268,522,969)                          $362,772,648
-------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.0)%                    $ (3,479,649)
-------------------------------------------------------------------------


Net Assets -- 100%                                          $359,292,999
-------------------------------------------------------------------------

ADR - American Depositary Receipt
PAC - Planned Authorization Class
CMO - Collateralized Mortgage Obligations
REIT- Real Estate Investment Trust * Non-income producing security. ** Foreign security.



                       See notes to financial statements

Balanced Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $268,522,969)             $362,772,648
Cash                                                                     1,648
Receivable for investments sold                                         89,394
Interest and dividends receivable                                    2,243,532
Tax reclaim receivable                                                   3,377
Deferred organization expenses                                             520
--------------------------------------------------------------------------------
Total assets                                                      $365,111,119
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $  5,778,740
Payable to affiliate for Trustees' fees                                  9,950
Other accrued expenses                                                  29,430
--------------------------------------------------------------------------------
Total liabilities                                                 $  5,818,120
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $359,292,999
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $265,043,320
Net unrealized appreciation (computed on the basis
    of identified cost)                                             94,249,679
--------------------------------------------------------------------------------
Total                                                             $359,292,999
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $39,230)                         $  2,512,480
Interest                                                             3,557,199
--------------------------------------------------------------------------------
Total investment income                                           $  6,069,679
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $  1,070,461
Trustees fees and expenses                                              14,977
Custodian fee                                                           84,426
Legal and accounting services                                           17,100
Amortization of organization expenses                                    1,593
Miscellaneous                                                            2,759
--------------------------------------------------------------------------------
Total expenses                                                    $  1,191,316
--------------------------------------------------------------------------------

Net investment income                                             $  4,878,363
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $ 29,860,210
--------------------------------------------------------------------------------
Net realized gain                                                 $ 29,860,210
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $    316,120
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $    316,120
--------------------------------------------------------------------------------

Net realized and unrealized gain                                  $ 30,176,330
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 35,054,693
--------------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                       Six Months Ended
Increase (Decrease)                    June 30, 1998        Year Ended
in Net Assets                          (Unaudited)          December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                 $  4,878,363          $   8,365,076
    Net realized gain                       29,860,210             24,802,364
    Net change in unrealized
        appreciation (depreciation)            316,120             29,330,948
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                       $ 35,054,693          $  62,498,388
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                         $ 16,165,337          $  27,019,040
    Withdrawals                            (21,634,273)           (61,370,968)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions             $ (5,468,936)         $ (34,351,928)
--------------------------------------------------------------------------------

Net increase in net assets                $ 29,585,757          $  28,146,460
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $329,707,242          $ 301,560,782
--------------------------------------------------------------------------------
At end of period                          $359,292,999          $ 329,707,242
--------------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                           Six Months Ended        Year Ended December 31,             Year Ended January 31,
                                           June 30, 1998   --------------------------------------     ------------------------
                                           (Unaudited)        1997         1996         1995*            1995        1994**
------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                         0.68%+        0.69%         0.70%         0.71%+         0.70%        0.69%+
Net investment income                            2.80%+        2.62%         3.23%         3.83%+         4.25%        3.69%+
Portfolio Turnover                                 25%           37%           64%           47%            28%          15%
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $359,293      $329,707      $301,561      $276,375       $217,157     $230,334
------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
*  For the eleven month period ended December 31, 1995.
** For the period from the start of business, October 28, 1993, to January 31, 1994.


                       See notes to financial statements

Balanced Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Balanced Portfolio (the "Portfolio") (formerly Investors Portfolio) is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

   G Other -- Investment transactions are accounted for on a trade date basis.

Balanced Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the six months ended
   June 30, 1998 the fee was equivalent to 0.61% (annualized) of the Portfolio's average net assets for such period and amounted to $1,070,461. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.


3  Investments Transaction
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $55,963,740 and $59,807,945, respectively. Purchases and sales of U.S. Government/agency securities aggregated $30,685,430 and $26,012,777, respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:


   Aggregate cost                                                  $268,522,969
   -----------------------------------------------------------------------------

   Gross unrealized appreciation                                   $104,138,145

   Gross unrealized depreciation                                     (9,888,466)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                     $ 94,249,679
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


6  Risk Associated with Foreign Investments
   -----------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

Balanced Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Name Change
   -----------------------------------------------------------------------------
   Effective May 1, 1998, the Investors Portfolio changed its name to the Balanced Portfolio.

Eaton Vance Balanced Fund  as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Balanced Fund

                     Officers
                     James B. Hawkes
                     President and Trustee

                     Edward E. Smiley, Jr
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary


                     Trustees
                     M. Dozier Gardner
                     Vice Chairman, Eaton Vance Management

                     Donald R. Dwight
                     President, Dwight Partners, Inc.

                     Samuel L. Hayes, III
                     Jacob H. Schiff Professor of Investment
                     Banking, Harvard University Graduate School of Business Administration

                     Norton H. Reamer
                     Chairman and Chief Executive Officer, United Asset Management Corporation

                     John L. Thorndike
                     Formerly Director, Fiduciary Company Incorporated

                     Jack L. Treynor
                     Investment Adviser and Consultant


Balanced Portfolio

                     Officers
                     M. Dozier Gardner
                     President and Trustee

                     James B. Hawkes
                     Vice President and Trustee

                     Thomas E. Faust, Jr.
                     Vice President and
                     Portfolio Manager

                     Michael B. Terry
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     Independent Trustees
                     Donald R. Dwight
                     President, Dwight Partners, Inc.

                     Samuel L. Hayes, III
                     Jacob H. Schiff Professor of Investment
                     Banking, Harvard University Graduate School of Business Administration

                     Norton H. Reamer
                     Chairman and Chief Executive Officer, United Asset Management Corporation

                     John L. Thorndike
                     Formerly Director, Fiduciary Company Incorporated

                     Jack L. Treynor
                     Investment Adviser and Consultant

Investment Adviser of
Balanced Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
Eaton Vance Balanced Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer and Dividend
Disbursing Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






Eaton Vance Balanced Fund
24 Federal Street
Boston, MA 02110




-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
                                                                     BALSRC 8/98